Investment Strategy	Oct. 27, 2025
HCM Defender 100 Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, including borrowings for investment purposes but exclusive of collateral held from securities lending, in securities included in the HCM 100 Index. The HCM 100 Index seeks to outperform the Solactive US Technology 100 Index using a proprietary methodology. The HCM 100 Index is comprised of securities in the Solactive US Technology 100 Index (“Tech Equity Sub-Index”), which represent the largest and most liquid companies classified in the Technology sector as defined by the TRBC Sector Classification; cash or cash equivalents; or a combination of both. The HCM 100 Index alternates exposure among a full position of securities in the Tech Equity Sub-Index, a 70/30 position of securities in the Tech Equity Sub-Index/cash or cash equivalents, a 40/60 position of securities in the Tech Equity Sub-Index/cash or cash equivalents, or a full position of cash or cash equivalents. The Fund may gain exposure to securities included in the HCM 100 Index indirectly through investments in derivatives and other investment companies. The HCM 100 Index is an index sponsored, created, compiled, and maintained by the adviser and uses a representative sampling strategy.

The HCM 100 Index uses the HCM BuyLine® (“BuyLine®”), a proprietary quantitative investment model, to determine when the HCM 100 Index should be in or out of the market. The BuyLine® uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the HCM 100 Index reduces exposure to equities, and when the trend is up, the HCM 100 Index increases exposure to equities. When the Solactive US Large Cap Index’s closing price drops to 3.5% below the BuyLine®, the HCM 100 Index assumes a 70/30 position in equities and cash or cash equivalents. If the Solactive US Large Cap Index’s closing price drops to 6.5% below the BuyLine®, the HCM 100 Index assumes a 40/60 position in equities and cash or cash equivalents. If the Solactive US Large Cap Index’s closing price drops to 12% below the BuyLine®, the HCM 100 Index is 100% in cash or cash equivalents. Once the Solactive US Large Cap Index closes above the BuyLine® for five consecutive trading days, the HCM 100 Index will reinvest in equities. If the Solactive US Large Cap Index closes above the BuyLine® without having previously closed below the 3.5%, 6.5% or 12% levels for at least five consecutive trading days, the HCM 100 Index will add or maintain exposure to track the Solactive US Technology 100 Index. The Fund may invest in derivatives or leveraged exchange-traded funds (“ETFs”), sometimes referred to in this Prospectus as “Underlying Funds,” in seeking to track the HCM 100 Index’s exposure to the securities in the Solactive US Technology 100 Index.

The Fund may also invest up to 20% of its net assets at any time (including borrowings for investment purposes but exclusive of collateral held from securities lending) in index futures, options, options on index futures, swap contracts or other derivatives, cash equivalents, other investment companies, as well as in securities and other instruments not included in the HCM 100 Index but which the adviser believes helps the Fund track the HCM 100 Index.

HCM Defender 500 Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, including borrowings for investment purposes but exclusive of collateral held from securities lending, in securities included in the HCM 500 Index. The HCM 500 Index seeks to outperform the Solactive US Large Cap Index using a proprietary methodology. The HCM 500 Index is comprised of securities in the Solactive US Large Cap Index (“Large Cap Equity Sub-Index”), which are common stocks issued by 500 large-capitalization companies traded on American stock exchanges; cash or cash equivalents; or a combination of both. The HCM 500 Index alternates exposure among a full position of securities in the Large Cap Equity Sub-Index (i.e., a full equity position), a 70/30 position of securities in the Large Cap Equity Sub-Index/cash or cash equivalents, a 40/60 position of securities in the Large Cap Equity Sub-Index/cash or cash equivalents; or a full position in cash or cash equivalents. The Fund may gain exposure to securities included in the HCM 500 Index indirectly through investments in derivatives and other investment companies. The HCM 500 Index is an index sponsored, created, compiled, and maintained by the adviser and uses a representative sampling strategy.

The HCM 500 Index uses the HCM BuyLine® (“BuyLine®”), its proprietary quantitative investment model, to determine when the Fund should be in or out of the market. The BuyLine® uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the HCM 500 Index reduces exposure to equities, and when the trend is up, the HCM 500 Index increases exposure to equities. When the Solactive US Large Cap Index’s closing price drops to 3.5% below the BuyLine®, the HCM 500 Index assumes a 70/30 position in equities and cash or cash equivalents. If the Solactive US Large Cap Index’s closing price drops to 6.5% below the BuyLine®, the HCM 500 Index assumes a 40/60 position in equities and cash or cash equivalents. If the Solactive US Large Cap Index’s closing price drops to 12% below the BuyLine®, the HCM 500 Index is 100% in cash or cash equivalents. Once the Solactive US Large Cap Index closes above the BuyLine® for five consecutive trading days, the HCM 500 Index will reinvest in equities. If the Solactive US Large Cap Index closes above the BuyLine® without having previously closed below the 3.5%, 6.5% or 12% levels for at least five consecutive trading days, the HCM 500 Index will add or maintain exposure to track the Solactive US Large Cap Index. The Fund may invest in leveraged exchange-traded funds (“ETFs”) in seeking to track the HCM 500 Index’s investment exposure to the securities in the Solactive US Large Cap Index.

The Fund may also invest up to 20% of its net assets at any time, including borrowings for investment purposes but exclusive of collateral held from securities lending, in index futures, options, options on index futures, swap contracts or other derivatives, cash equivalents, other investment companies, as well as in securities and other instruments not included in the HCM 500 Index but which the adviser believes helps the Fund track the HCM 500 Index.